UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 96.54%
Consumer Discretionary - 21.88%
Advance Auto Parts, Inc.	22,300	$1,839,527	1.81%
Autozone, Inc. (a)	4,500	2,018,610	1.98%
Bed Bath & Beyond, Inc. (a)	27,900	2,133,513	2.10%
DIRECTV (a)	32,500	2,056,275	2.02%
Dollar Tree, Inc. (a)	41,800	2,242,570	2.21%
Family Dollar Stores, Inc.	24,700	1,698,372	1.67%
Foot Locker, Inc.	49,900	1,802,887	1.77%
Kohl's Corp.	37,000	1,960,260	1.93%
Nordstrom, Inc.	31,200	1,910,688	1.88%
The Gap, Inc.	51,600	2,368,440	2.33%
Viacom, Inc.	30,500	2,219,485	2.18%
		22,250,627	21.88%
Consumer Staples - 6.15%
Campbell Soup Co.	45,400	2,124,720	2.09%
Dr. Pepper Snapple Group, Inc.	36,600	1,710,684	1.68%
Kroger Co.	61,700	2,422,959	2.38%
		6,258,363	6.15%
Energy - 14.80%
Chevron Corp.	15,100	1,900,939	1.87%
ConocoPhillips	28,100	1,822,566	1.79%
Exxon Mobil Corp.	18,300	1,715,625	1.69%
Halliburton Co.	48,500	2,191,715	2.16%
Helmerich & Payne, Inc.	30,000	1,896,000	1.86%
HollyFrontier Corp.	35,900	1,635,245	1.61%
Marathon Oil Corp.	53,800	1,956,168	1.92%
Marathon Petroleum Corp.	26,300	1,928,579	1.90%
		15,046,837	14.80%
Health Care - 9.61%
Baxter International, Inc.	24,775	1,809,566	1.78%
Cardinal Health, Inc.	38,800	1,943,492	1.91%
Eli Lilly & Co.	33,700	1,789,807	1.76%
HCA Holdings, Inc.	52,700	2,055,300	2.02%
UnitedHealth Group, Inc.	29,900	2,178,215	2.14%
		9,776,380	9.61%
Industrials - 29.46%
3M Co.	17,600	2,066,768	2.03%
Caterpillar, Inc.	18,400	1,525,544	1.50%
Cummins, Inc.	15,400	1,866,326	1.83%
Deere & Co.	19,000	1,578,330	1.55%
Delta Air Lines, Inc. (a)	144,000	3,057,120	3.01%
Fluor Corp.	28,500	1,782,960	1.75%
General Dynamics Corp.	23,900	2,039,626	2.01%
Joy Global, Inc.	26,900	1,331,550	1.31%
Lockheed Martin Corp.	18,100	2,174,172	2.14%
PACCAR, Inc.	37,000	2,081,990	2.05%
Parker Hannifin Corp.	19,500	2,013,960	1.98%
Raytheon Co.	28,300	2,033,072	2.00%
Rockwell Collins, Inc.	28,700	2,042,579	2.01%
The Boeing Co.	21,900	2,301,690	2.26%
Union Pacific Corp.	13,000	2,061,670	2.03%
		29,957,357	29.46%
Information Technology - 11.71%
Apple, Inc.	3,050	1,380,125	1.36%
Intel Corp.	79,300	1,847,690	1.82%
International Business Machines Corp.	8,500	1,657,840	1.63%
KLA-Tencor Corp.	34,900	2,046,187	2.01%
Western Digital Corp.	43,000	2,768,340	2.72%
Western Union Co.	122,700	2,203,692	2.17%
		11,903,874	11.71%
Materials - 2.93%
CF Industries Holdings, Inc.	8,000	1,568,080	1.54%
Freeport-McMoRan Copper & Gold, Inc.	50,000	1,414,000	1.39%
		2,982,080	2.93%
TOTAL COMMON STOCKS (Cost $77,724,869)		98,175,518	96.54%

SHORT-TERM INVESTMENTS - 3.57%
Money Market Funds - 3.57%
Fidelity Government Portfolio - Institutional Class
0.01% (b)	3,628,498	3,628,498	3.57%
TOTAL MONEY MARKET FUNDS (Cost $3,628,498)		3,628,498	3.57%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,628,498)		3,628,498	3.57%

Total Investments (Cost $81,353,367) - 100.11%		101,804,016	100.11%
Liabilities in Excess of Other Assets - (0.11)%		(116,120)	(0.11)%
TOTAL NET ASSETS - 100.00%		$101,687,896	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$81,361,837
Gross unrealized appreciation	21,453,995
Gross unrealized depreciation	(1,011,816)
Net unrealized appreciation	$20,442,179

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$22,250,627	$-	$-	$22,250,627
Consumer Staples	6,258,363	-	-	6,258,363
Energy	15,046,837	-	-	15,046,837
Health Care	9,776,380	-	-	9,776,380
Industrials	29,957,357	-	-	29,957,357
Information Technology	11,903,874	-	-	11,903,874
Materials	2,982,080	-	-	2,982,080
Total Common Stock	$98,175,518	$-	$-	$98,175,518

Short-Term Investments
Money Market Funds	$3,628,498	$-	$-	$3,628,498
Total Short-Term Investments	$3,628,498	$-	$-	$3,628,498

Total Investments in Securities	$101,804,016	$-	$-	$101,804,016

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Hennessy Large Value Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 97.03%
Consumer Discretionary - 6.59%
Abercrombie & Fitch Co., Class A	26,390	$1,316,069	0.92%
Coach, Inc.	18,095	961,387	0.67%
Comcast Corp.	17,920	807,834	0.56%
Ford Motor Co.	114,260	1,928,709	1.34%
Lennar Corp.	22,715	769,357	0.54%
Macy's, Inc.	29,535	1,427,722	1.00%
Time Warner, Inc.	36,035	2,243,539	1.56%
		9,454,617	6.59%
Consumer Staples - 6.61%
Bunge Ltd. (b)	12,490	949,365	0.66%
CVS Caremark Corp.	30,790	1,893,277	1.32%
Kroger Co.	40,620	1,595,147	1.11%
Mondelez International, Inc.	94,405	2,952,044	2.06%
Procter & Gamble Co.	26,075	2,093,823	1.46%
		9,483,656	6.61%
Energy - 14.27%
Anadarko Petroleum Corp.	12,905	1,142,351	0.80%
Cameron International Corp. (a)	30,525	1,810,132	1.26%
Chevron Corp.	53,160	6,692,312	4.66%
Exxon Mobil Corp.	48,155	4,514,531	3.15%
Helmerich & Payne, Inc.	22,585	1,427,372	0.99%
Marathon Oil Corp.	51,000	1,854,360	1.29%
Marathon Petroleum Corp.	8,435	618,538	0.43%
Occidental Petroleum Corp.	7,175	638,934	0.45%
Pioneer Natural Resources Co.	8,035	1,243,497	0.87%
Valero Energy Corp.	14,945	534,583	0.37%
		20,476,610	14.27%
Financials - 25.76%
Ace Ltd. (b)	3,625	331,252	0.23%
Allstate Corp.	33,690	1,717,516	1.20%
American International Group, Inc. (a)	32,145	1,462,919	1.02%
Bank of America Corp.	99,930	1,458,978	1.02%
Berkshire Hathaway, Inc., Class B (a)	33,975	3,936,683	2.74%
Blackrock, Inc.	6,730	1,897,591	1.32%
Citigroup, Inc.	57,340	2,989,708	2.08%
Hartford Financial Services Group, Inc.	45,105	1,391,940	0.97%
J.P. Morgan Chase & Co.	75,695	4,218,482	2.94%
MetLife, Inc.	30,760	1,489,399	1.04%
Simon Property Group, Inc.	15,238	2,438,994	1.70%
State Street Corp.	31,125	2,168,479	1.51%
The Charles Schwab Corp.	54,340	1,200,371	0.84%
The Goldman Sachs Group, Inc.	12,595	2,065,958	1.44%
The PNC Financial Services Group, Inc.	20,715	1,575,376	1.10%
Wells Fargo & Co.	152,170	6,619,395	4.61%
		36,963,041	25.76%
Health Care - 13.13%
C.R. Bard, Inc.	15,460	1,771,716	1.23%
CIGNA Corp.	28,420	2,211,929	1.54%
Covidien PLC (b)	28,085	1,730,879	1.21%
Johnson & Johnson	51,230	4,790,005	3.34%
McKesson Corp.	9,370	1,149,324	0.80%
Pfizer, Inc.	162,305	4,744,175	3.31%
UnitedHealth Group, Inc.	33,570	2,445,574	1.70%
		18,843,602	13.13%

Industrials - 10.22%
Caterpillar, Inc.	9,120	756,139	0.53%
Danaher Corp.	23,230	1,564,308	1.09%
Delta Air Lines, Inc. (a)	33,355	708,127	0.49%
Eaton Corp. (b)	19,145	1,320,048	0.92%
General Electric Co.	132,995	3,241,088	2.26%
Honeywell International, Inc.	20,460	1,697,771	1.18%
Ingersoll-Rand PLC (b)	17,390	1,061,660	0.74%
Lockheed Martin Corp.	17,895	2,149,547	1.50%
Ryder System, Inc.	12,875	796,190	0.56%
The ADT Corporation	11,810	473,345	0.33%
WABCO Holdings, Inc. (a)	11,320	894,959	0.62%
		14,663,182	10.22%
Information Technology - 8.99%
Adobe Systems, Inc. (a)	24,405	1,153,868	0.80%
Apple, Inc.	5,360	2,425,400	1.69%
Broadcom Corp.	32,800	904,296	0.63%
Cisco Systems, Inc.	144,615	3,694,913	2.58%
EMC Corp.	62,705	1,639,736	1.14%
LAM Research Corp. (a)	18,815	926,074	0.65%
Skyworks Solutions, Inc. (a)	38,875	933,778	0.65%
Texas Instruments, Inc.	31,280	1,226,176	0.85%
		12,904,241	8.99%
Materials - 3.46%
Cytec Industries, Inc.	12,915	1,006,079	0.70%
Eastman Chemical Co.	25,795	2,074,692	1.45%
Lyondellbasell Industries NV (b)	19,050	1,308,925	0.91%
Newmont Mining Corp.	19,180	575,400	0.40%
		4,965,096	3.46%
Telecommunication Services - 1.95%
AT&T, Inc.	79,525	2,804,847	1.95%
Utilities - 6.05%
Alliant Energy Corp.	30,755	1,629,092	1.14%
Dominion Resources, Inc.	46,255	2,743,384	1.91%
Northeast Utilities	60,885	2,703,903	1.88%
NRG Energy, Inc.	59,940	1,607,591	1.12%
		8,683,970	6.05%
TOTAL COMMON STOCKS (Cost $108,691,685)		139,242,862	97.03%

REITS - 1.64%
Financials - 1.64%
Avalonbay Communities, Inc.	11,665	1,578,741	1.10%
Health Care Reit, Inc.	11,955	770,978	0.54%
TOTAL REITS (Cost $2,412,756)		2,349,719	1.64%

SHORT-TERM INVESTMENTS - 1.31%
Money Market Funds - 1.31%
Fidelity Government Portfolio - Institutional Class
0.01% (c)	1,874,083	1,874,083	1.31%
TOTAL MONEY MARKET FUNDS (Cost $1,874,083)		1,874,083	1.31%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,874,083)		1,874,083	1.31%

Total Investments (Cost $112,978,524) - 99.98%		143,466,664	99.98%
Other Assets in Excess of Liabilities - 0.02%		27,424	0.02%
TOTAL NET ASSETS - 100.00%		$143,494,088	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$113,397,385
Gross unrealized appreciation	30,878,259
Gross unrealized depreciation	(808,980)
Net unrealized appreciation	$30,069,279

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$9,454,617	$-	$-	$9,454,617
Consumer Staples	9,483,656	-	-	9,483,656
Energy	20,476,610	-	-	20,476,610
Financials	36,963,041	-	-	36,963,041
Health Care	18,843,602	-	-	18,843,602
Industrials	14,663,182	-	-	14,663,182
Information Technology	12,904,241	-	-	12,904,241
Materials	4,965,096	-	-	4,965,096
Telecommunication Services	2,804,847	-	-	2,804,847
Utilities	8,683,970	-	-	8,683,970
Total Common Stock	$139,242,862	$-	$-	$139,242,862

REITS
Financials	$2,349,719	$-	$-	$2,349,719
Total REITS	$2,349,719	$-	$-	$2,349,719

Short-Term Investments
Money Market Funds	$1,874,083	$-	$-	$1,874,083
Total Short-Term Investments	$1,874,083	$-	$-	$1,874,083

Total Investments in Securities	$143,466,664	$-	$-	$143,466,664

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Hennessy Focus Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 85.41%
Consumer Discretionary - 41.24%
Bally Technologies, Inc. (a)	1,169,000	$83,793,920	7.66%
CarMax, Inc. (a)	1,840,088	90,237,916	8.25%
Dick's Sporting Goods, Inc.	760,320	39,088,051	3.57%
Lamar Advertising Co., Class A (a)	303,292	13,141,642	1.20%
News Corp. (a)	471,500	7,510,995	0.69%
O'Reilly Automotive, Inc. (a)	730,000	91,439,800	8.36%
Penn National Gaming, Inc. (a)	1,393,670	69,669,563	6.36%
Twenty First Century Fox, Inc.	1,886,000	56,353,680	5.15%
		451,235,567	41.24%
Energy - 3.96%
World Fuel Services Corp.	1,118,204	43,319,223	3.96%

Financials - 22.49%
Aon PLC (b)	755,000	50,962,500	4.66%
Diamond Hill Investment Group, Inc.	83,945	8,690,826	0.79%
Encore Capital Group, Inc. (a)	1,000,000	38,860,000	3.55%
Markel Corp. (a)	136,640	72,419,200	6.62%
Marlin Business Services Corp.	493,638	11,294,437	1.03%
T. Rowe Price Group, Inc.	257,766	19,394,314	1.77%
The Charles Schwab Corp.	2,017,000	44,555,530	4.07%
		246,176,807	22.49%
Health Care - 1.71%
Henry Schein, Inc. (a)	180,000	18,689,400	1.71%

Industrials - 7.97%
American Woodmark Corp. (a)	680,160	23,594,751	2.16%
Roadrunner Transportation Systems, Inc. (a)	904,200	27,333,966	2.50%
Simpson Manufacturing Company, Inc.	850,000	28,067,000	2.56%
UTi Worldwide, Inc. (b)	500,000	8,250,000	0.75%
		87,245,717	7.97%

Information Technology - 8.04%
Google, Inc., Class A (a)	57,500	51,037,000	4.67%
MICROS Systems, Inc. (a)	757,763	36,925,791	3.37%
		87,962,791	8.04%
TOTAL COMMON STOCKS (Cost $460,029,100)		934,629,505	85.41%

REITS - 6.69%
Financials - 6.69%
American Tower Corp., Class A	1,034,000	73,196,860	6.69%
TOTAL REITS (Cost $5,433,992)		73,196,860	6.69%

SHORT-TERM INVESTMENTS - 7.79%
Money Market Funds - 7.79%
Federated Government Obligations Fund - Class I
0.010% (c)	32,301,639	32,301,639	2.95%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	53,000,000	53,000,000	4.84%
TOTAL MONEY MARKET FUNDS (Cost $85,301,639)		85,301,639	7.79%
TOTAL SHORT-TERM INVESTMENTS (Cost $85,301,639)		85,301,639	7.79%

Total Investments (Cost $550,764,731) - 99.89%		1,093,128,004	99.89%
Other Assets in Excess of Liabilities - 0.11%		1,187,721	0.11%
TOTAL NET ASSETS - 100.00%		$1,094,315,725	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$550,764,731
Gross unrealized appreciation	546,545,624
Gross unrealized depreciation	(4,182,352)
Net unrealized appreciation	$542,363,273

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$451,235,567	$-	$-	$451,235,567
Energy	43,319,223	-	-	43,319,223
Financials	246,176,807	-	-	246,176,807
Health Care	18,689,400	-	-	18,689,400
Industrials	87,245,717	-	-	87,245,717
Information Technology	87,962,791	-	-	87,962,791
Total Common Stock	$934,629,505	$-	$-	$934,629,505

REITS
Financials	$73,196,860	$-	$-	$73,196,860

Short-Term Investments
Money Market Funds	$85,301,639	$-	$-	$85,301,639
Total Short-Term Investments	$85,301,639	$-	$-	$85,301,639

Total Investments in Securities	$1,093,128,004	$-	$-	$1,093,128,004

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Hennessy Large Cap Financial Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 93.73%
Financials - 85.92%
American Express Co.	28,000	$2,065,560	2.42%
American International Group, Inc. (a)	86,000	3,913,860	4.59%
Bank of America Corp.	279,000	4,073,400	4.78%
Blackrock, Inc.	9,100	2,565,836	3.01%
Capital One Financial Corp.	58,000	4,003,160	4.69%
CIT Group, Inc. (a)	71,000	3,557,810	4.17%
Citigroup, Inc.	81,000	4,223,340	4.95%
Comerica, Inc.	25,000	1,063,500	1.25%
Discover Financial Services	74,000	3,663,740	4.29%
Fifth Third Bancorp	120,000	2,307,600	2.70%
Huntington Bancshares, Inc.	375,000	3,206,250	3.76%
J.P. Morgan Chase & Co.	74,000	4,124,020	4.83%
KeyCorp	175,000	2,150,750	2.52%
MetLife, Inc.	66,000	3,195,720	3.75%
Morgan Stanley	132,000	3,591,720	4.21%
Prudential Financial, Inc.	40,000	3,158,800	3.70%
Regions Financial Corp.	370,000	3,703,700	4.34%
SunTrust Banks, Inc.	115,000	4,000,850	4.69%
The Goldman Sachs Group, Inc.	18,000	2,952,540	3.46%
The PNC Financial Services Group, Inc.	52,000	3,954,600	4.63%
The Travelers Companies, Inc.	35,000	2,924,250	3.43%
U.S. Bancorp (b)	58,000	2,164,560	2.54%
Wells Fargo & Co.	63,000	2,740,500	3.21%
		73,306,066	85.92%
Information Technology - 7.81%
MasterCard, Inc., Class A	5,700	3,480,477	4.08%
Visa, Inc., Class A	18,000	3,186,180	3.73%
		6,666,657	7.81%
TOTAL COMMON STOCKS (Cost $62,175,687)		79,972,723	93.73%

PARTNERSHIPS - 4.28%
Financials - 4.28%
Blackstone Group L.P.	162,000	3,653,100	4.28%
TOTAL PARTNERSHIPS (Cost $2,464,412)

SHORT-TERM INVESTMENTS - 2.58%
Money Market Funds - 2.58%
Fidelity Government Portfolio - Institutional Class
0.01% (c)	2,199,051	2,199,051	2.58%
TOTAL MONEY MARKET FUNDS (Cost $2,199,051)		2,199,051	2.58%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,199,051)		2,199,051	2.58%

Total Investments (Cost $66,839,150) - 100.59%		85,824,874	100.59%
Liabilities in Excess of Other Assets - (0.59)%		(501,404)	(0.59)%
TOTAL NET ASSETS - 100.00%		$85,323,470	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the
Fund's distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the year ended July 31, 2013, are as follows:
Issuer U.S.Bancorp
Beginning Cost $1,688,883
Purchase Cost $1,687,355
Sales Cost $1,428,653
Ending Cost $1,947,585
Dividend Income $34,200
Shares 58,000
Market Value $2,164,560
(c)	The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$70,877,986
Gross unrealized appreciation	15,015,431
Gross unrealized depreciation	(68,543)
Net unrealized appreciation	$14,946,888

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Financials	$73,306,066	$-	$-	$73,306,066
Information Technology	6,666,657	-	-	6,666,657
Total Common Stock	$79,972,723	$-	$-	$79,972,723

Partnerships
Financials	$3,653,100	$-	$-	$3,653,100
Total Partnerships	$3,653,100	$-	$-	$3,653,100

Short-Term Investments
Money Market Funds	$2,199,051	$-	$-	$2,199,051
Total Short-Term Investments	$2,199,051	$-	$-	$2,199,051

Total Investments in Securities	$85,824,874	$-	$-	$85,824,874

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Hennessy Small Cap Financial Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 92.62%
Consumer Discretionary - 1.66%
KB Home	290,000	$5,147,500	1.66%

Financials - 89.74%
1st Source Corp.	2,600	70,928	0.02%
American Capital Ltd. (a)	175,000	2,390,500	0.77%
Astoria Financial Corp.	615,000	7,503,000	2.42%
Bancorp Inc. Del (a)	200,000	3,000,000	0.97%
BankUnited, Inc.	320,000	9,676,800	3.12%
Banner Corp.	220,000	8,157,600	2.63%
Brookline Bancorp, Inc.	195,000	1,922,700	0.62%
Capital Bank Financial Corp. (a)	160,000	3,056,000	0.99%
CapitalSource, Inc.	565,000	6,836,500	2.20%
Cowen Group Inc. (a)	425,000	1,372,750	0.44%
Customers Bancorp, Inc. (a)	25,000	418,750	0.13%
Encore Capital Group, Inc. (a)	234,000	9,093,240	2.93%
Everbank Financial Corp.	265,000	4,112,800	1.33%
First Bancorp (a)(b)	1,085,000	8,170,050	2.63%
First Connecticut Bancorp, Inc.	175,000	2,625,000	0.85%
First Horizon National Corp.	155,000	1,911,150	0.62%
First Niagara Financial Group, Inc.	265,000	2,832,850	0.91%
Flagstar Bancorp, Inc. (a)	530,000	8,692,000	2.80%
Flushing Financial Corp.	405,000	7,678,800	2.48%
Forestar Group, Inc. (a)	280,000	6,050,800	1.95%
Fulton Financial Corp.	375,000	4,721,250	1.52%
Genworth Financial, Inc. (a)	605,000	7,858,950	2.53%
Green Dot Corp., Class A (a)	150,000	3,492,000	1.13%
Hingham Institution for Savings	94,000	6,755,780	2.18%
Home Loan Servicing Solutions LTD (b)	262,000	6,557,860	2.11%
HomeStreet, Inc.	365,000	7,920,500	2.55%
Independent Bank Corp.	40,000	1,489,600	0.48%
Investors Bancorp, Inc.	122,000	2,708,400	0.87%
KeyCorp	75,000	921,750	0.30%
KKR Financial Holdings LLC	610,000	6,447,700	2.08%
MBIA, Inc. (a)	560,000	7,560,000	2.44%
MGIC Investment Corp. (a)	1,175,000	8,977,000	2.89%
National Bank Holdings Corp.	60,000	1,200,000	0.39%
Nationstar Mortgage Holdings, Inc. (a)	194,000	8,978,320	2.89%
NorthStar Realty Finance Corp.	755,000	7,399,000	2.38%
OceanFirst Financial Corp.	235,400	4,020,632	1.30%
Ocwen Financial Corp. (a)	179,000	8,523,980	2.75%
Oppenheimer Holdings, Inc.	131,706	2,523,487	0.81%
PHH Corp. (a)	315,000	7,137,900	2.30%
Piper Jaffray Companies, Inc. (a)	40,000	1,342,000	0.43%
Popular, Inc. (a)(b)	270,000	8,883,000	2.86%
Portfolio Recovery Associates, Inc. (a)	13,000	1,941,030	0.63%
PrivateBancorp, Inc.	80,000	1,887,200	0.61%
Provident Fnancial Services, Inc.	25,000	444,750	0.14%
Radian Group, Inc.	485,000	6,814,250	2.20%
RAIT Financial Trust	740,000	5,594,400	1.80%
Rockville Financial, Inc.	240,000	3,144,000	1.01%
Sterling Financial Corp.	355,000	9,418,150	3.04%
Susquehanna Bancshares, Inc.	145,000	1,928,500	0.62%
SWS Group, Inc. (a)	114,136	680,251	0.22%
Synovus Financial Corp.	2,330,000	7,758,900	2.50%
TCF Financial Corp.	140,000	2,133,600	0.69%
Territorial Bancorp, Inc.	105,000	2,387,700	0.77%
United Financial Bancorp, Inc.	195,294	3,048,539	0.98%
Walter Investment Management Corp. (a)	190,000	7,560,100	2.44%
Washington Federal, Inc.	180,000	3,915,000	1.26%
Wintrust Financial Corp.	135,000	5,522,850	1.78%
WSFS Financial Corp.	54,500	3,244,385	1.05%
		278,414,932	89.74%
Information Technology - 1.22%
Heartland Payment Systems, Inc.	90,000	3,357,900	1.08%
MoneyGram International, Inc. (a)	20,000	434,200	0.14%
		3,792,100	1.22%
TOTAL COMMON STOCKS (Cost $218,255,628)		287,354,532	92.62%

REITS - 2.32%
Financials - 2.32%
Gramercy Property Trust, Inc. (a)	480,000	2,280,000	0.74%
Pennymac Mortgage Investment Trust	222,000	4,901,760	1.58%
TOTAL REITS (Cost $7,813,762)		7,181,760	2.32%

SHORT-TERM INVESTMENTS - 6.19%
Money Market Funds - 6.19%
Federated Government Obligations Fund - Class I
0.010% (c)	5,007,972	5,007,972	1.61%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	14,200,000	14,200,000	4.58%
TOTAL MONEY MARKET FUNDS (Cost $19,207,972)		19,207,972	6.19%
TOTAL SHORT-TERM INVESTMENTS (Cost $19,207,972)		19,207,972	6.19%

Total Investments (Cost $245,277,362) - 101.13%		313,744,264	101.13%
Liabilities in Excess of Other Assets - (1.13)%		(3,507,604)	(1.13)%
TOTAL NET ASSETS - 100.00%		$310,236,660	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$249,631,224
Gross unrealized appreciation	67,292,726
Gross unrealized depreciation	(3,179,686)
Net unrealized appreciation	$64,113,040

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,147,500	$-	$-	$5,147,500
Financials	278,414,932	-	-	278,414,932
Information Technology	3,792,100	-	-	3,792,100
Total Common Stock	$287,354,532	$-	$-	$287,354,532

REITS
Financials	$7,181,760	$-	$-	$7,181,760

Short-Term Investments
Money Market Funds	$19,207,972	$-	$-	$19,207,972
Total Short-Term Investments	$19,207,972	$-	$-	$19,207,972

Total Investments in Securities	$313,744,264	$-	$-	$313,744,264

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 95.91%
Consumer Discretionary - 14.62%
Dreamworks Animation SKG Inc. (a)	2,135	$52,863	0.96%
Netflix, Inc. (a)	970	236,894	4.31%
priceline.com, Inc. (a)	257	225,047	4.09%
Shutterfly, Inc. (a)	885	47,427	0.86%
Tripadvisor, Inc. (a)	3,225	241,940	4.40%
		804,171	14.62%
Financials - 1.77%
Hercules Technology Growth Capital, Inc.	2,320	32,341	0.59%
Zillow, Inc. (a)	875	64,645	1.18%
		96,986	1.77%
Health Care - 16.45%
Alexion Pharmaceuticals, Inc. (a)	2,065	240,015	4.36%
athenahealth, Inc. (a)	865	96,837	1.76%
Catamaran Corp. (a)(b)	4,560	240,768	4.38%
Illumina, Inc. (a)	2,923	233,314	4.24%
MedAssets, Inc. (a)	1,700	37,009	0.67%
Medidata Solutions, Inc. (a)	620	57,368	1.04%
		905,311	16.45%
Industrials - 6.99%
Dover Corp.	2,800	239,792	4.36%
Quanta Services, Inc. (a)	5,405	144,908	2.63%
		384,700	6.99%
Information Technology - 56.08%
3D Systems Corp. (a)	2,542	120,059	2.18%
Alliance Fiber Optic Products, Inc.	975	31,015	0.56%
Blucora, Inc. (a)	1,650	33,000	0.60%
Cavium, Inc. (a)	1,200	43,872	0.79%
CommVault Systems, Inc. (a)	1,180	99,627	1.81%
CoStar Group, Inc. (a)	670	104,889	1.91%
Cree, Inc. (a)	3,005	210,050	3.82%
Euronet Worldwide, Inc. (a)	1,260	46,381	0.84%
First Solar, Inc. (a)	2,235	110,051	2.00%
FleetMatics Group PLC (a)(b)	975	36,718	0.67%
Google, Inc., Class A (a)	257	228,113	4.14%
IAC Interactivecorp	1,950	98,690	1.79%
Infoblox, Inc. (a)	1,275	41,692	0.76%
InterXion Holding NV (a)(b)	1,750	44,048	0.80%
j2 Global, Inc.	1,150	52,635	0.96%
LivePerson, Inc. (a)	3,330	30,769	0.56%
Monotype Imaging Holdings Inc Com	1,200	29,436	0.54%
NetSuite, Inc. (a)	1,850	173,697	3.16%
NeuStar, Inc. (a)	1,555	87,204	1.58%
Nic, Inc.	1,800	33,156	0.60%
PROS Holdings, Inc. (a)	973	31,934	0.58%
QUALCOMM, Inc.	3,835	247,549	4.50%
Responsys, Inc. (a)	2,100	30,429	0.55%
RF Industries Ltd.	4,908	30,086	0.55%
salesforce.com, Inc. (a)	5,700	249,375	4.53%
SanDisk Corp. (a)	4,390	241,977	4.40%
Semtech Corp. (a)	1,705	51,576	0.94%
SS&C Technologies Holdings, Inc. (a)	1,880	67,266	1.22%
Stratasys Ltd (a)(b)	910	80,671	1.47%
Synchronoss Technologies, Inc. (a)	1,110	38,284	0.70%
Synopsys, Inc. (a)	3,900	144,456	2.63%
Tangoe, Inc. (a)	1,865	33,682	0.61%
The Ultimate Software Group, Inc. (a)	650	87,945	1.60%
TriQuint Semiconductor, Inc. (a)	4,460	35,635	0.65%
Tyler Technologies, Inc. (a)	800	59,696	1.08%
		3,085,663	56.08%
TOTAL COMMON STOCKS (Cost $4,682,535)		5,276,831	95.91%

SHORT-TERM INVESTMENTS - 5.86%
Money Market Funds - 5.86%
Federated Government Obligations Fund - Class I
0.010% (c)	52,166	52,166	0.95%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	270,000	270,000	4.91%
TOTAL MONEY MARKET FUNDS (Cost $322,166)		322,166	5.86%
TOTAL SHORT-TERM INVESTMENTS (Cost $322,166)		322,166	5.86%

Total Investments (Cost $5,004,701) - 101.77%		5,598,997	101.77%
Liabilities in Excess of Other Assets - (1.77)%		(97,161)	(1.77)%
TOTAL NET ASSETS - 100.00%		$5,501,836	100.00%

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$5,141,087
Gross unrealized appreciation	500,219
Gross unrealized depreciation	(42,309)
Net unrealized appreciation	$457,910

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$804,171	$-	$-	$804,171
Financials	96,986	-	-	96,986
Health Care	905,311	-	-	905,311
Industrials	384,700	-	-	384,700
Information Technology	3,085,663	-	-	3,085,663
Total Common Stock	$5,276,831	$-	$-	$5,276,831

Short-Term Investments
Money Market Funds	$322,166	$-	$-	$322,166
Total Short-Term Investments	$322,166	$-	$-	$322,166

Total Investments in Securities	$5,598,997	$-	$-	$5,598,997

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Hennessy Gas Utility Index Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 93.73%
Energy - 29.87%
Cheniere Energy, Inc. (a)	1,583,701	$45,246,337	4.11%
Enbridge, Inc. (b)	1,172,348	52,110,869	4.74%
Energen Corp.	94,492	5,659,126	0.51%
EQT Corp.	98,960	8,560,040	0.78%
Kinder Morgan, Inc.	1,439,225	54,345,136	4.94%
Spectra Energy Corp.	1,512,336	54,428,973	4.95%
The Williams Companies, Inc.	1,575,529	53,835,826	4.89%
TransCanada Corp. (b)	1,191,377	54,469,756	4.95%
		328,656,063	29.87%
Financials - 0.52%
Berkshire Hathaway, Inc., Class A (a)	33	5,738,700	0.52%

Utilities - 63.34%
AGL Resources, Inc.	652,416	29,874,129	2.72%
ALLETE, Inc.	1,875	100,538	0.01%
Alliant Energy Corp.	57,654	3,053,932	0.28%
Ameren Corp.	121,890	4,364,881	0.40%
Atmos Energy Corp.	614,592	27,189,550	2.47%
Avista Corp.	77,972	2,244,034	0.20%
Black Hills Corp.	62,100	3,294,405	0.30%
Centerpoint Energy, Inc.	1,049,726	26,054,199	2.37%
Chesapeake Utilities Corp.	48,679	2,885,204	0.26%
CMS Energy Corp.	539,148	15,090,753	1.37%
Consolidated Edison, Inc.	321,886	19,280,971	1.75%
Corning Natural Gas Corp.	15,135	253,507	0.02%
Delta Natural Gas Company, Inc.	44,711	1,018,069	0.09%
Dominion Resources, Inc.	784,868	46,550,521	4.23%
DTE Energy Co.	174,648	12,347,614	1.12%
Duke Energy Corp.	94,837	6,733,427	0.61%
Entergy Corp.	10,400	702,000	0.06%
Exelon Corp.	308,381	9,433,375	0.86%
Gas Natural, Inc.	42,343	441,214	0.04%
Iberdrola SA - ADR (b)	309,090	6,840,162	0.62%
Integrys Energy Group, Inc.	273,988	17,206,446	1.56%
MDU Resources Group, Inc.	449,607	12,606,980	1.15%
MGE Energy, Inc.	22,417	1,316,102	0.12%
National Fuel Gas Co.	316,724	20,533,217	1.87%
National Grid PLC - ADR (b)	922,573	54,976,125	5.00%
New Jersey Resources Corp.	200,142	8,958,356	0.81%
NiSource, Inc.	1,256,131	38,588,344	3.51%
Northeast Utilities	127,475	5,661,165	0.51%
Northwest Natural Gas Co.	161,564	7,099,122	0.65%
Northwestern Corp.	74,398	3,139,596	0.29%
NV Energy, Inc.	41,450	979,464	0.09%
ONEOK, Inc.	857,329	45,395,571	4.13%
Pepco Holdings, Inc.	57,604	1,183,762	0.11%
PG&E Corp.	710,799	32,618,566	2.97%
Piedmont Natural Gas Company, Inc.	497,544	17,190,145	1.56%
PPL Corp.	405,035	12,867,962	1.17%
Public Service Enterprise Group, Inc.	664,790	22,463,254	2.04%
Questar Corp.	919,115	21,930,084	1.99%
RGC Resources, Inc.	33,310	627,894	0.06%
SCANA Corp.	166,281	8,631,647	0.78%
Sempra Energy	610,534	53,501,094	4.86%
South Jersey Industries, Inc.	148,485	9,072,433	0.82%
Southwest Gas Corp.	294,423	14,615,158	1.33%
TECO Energy, Inc.	191,736	3,387,975	0.31%
The Empire District Electric Co.	19,500	452,010	0.04%
The Laclede Group, Inc.	195,849	8,981,635	0.82%
UGI Corp.	164,435	6,904,626	0.63%
UIL Holdings Corp.	139,433	5,694,444	0.52%
Unitil Corp.	53,523	1,645,297	0.15%
UNS Energy Corp.	16,880	858,348	0.08%
Vectren Corp.	208,916	7,734,070	0.70%
WGL Holdings, Inc.	306,487	14,089,207	1.28%
Wisconsin Energy Corp.	165,460	7,194,201	0.66%
Xcel Energy, Inc.	362,291	10,850,615	0.99%
		696,707,400	63.34%
TOTAL COMMON STOCKS (Cost $739,775,347)		1,031,102,163	93.73%

PARTNERSHIPS -5.14%
Energy - 5.14%
Energy Transfer Equity, LP	847,124	56,537,056	5.14%
TOTAL PARTNERSHIPS (Cost $26,821,564)

SHORT-TERM INVESTMENTS - 1.36%
Money Market Funds - 1.36%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	14,919,412	14,919,412	1.36%
TOTAL MONEY MARKET FUNDS (Cost $14,919,412)		14,919,412	1.36%
TOTAL SHORT-TERM INVESTMENTS (Cost $14,919,412)		14,919,412	1.36%

Total Investments (Cost $781,516,323) - 100.23%		1,102,558,631	100.23%
Liabilities in Excess of Other Assets - (0.23)%		(2,583,805)	(0.23)%
TOTAL NET ASSETS - 100.00%		$1,099,974,826	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$798,974,423
Gross unrealized appreciation	308,157,843
Gross unrealized depreciation	(4,573,635)
Net unrealized appreciation	$303,584,208

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Energy	$328,656,063	$-	$-	$328,656,063
Financials	5,738,700	-	-	5,738,700
Utilities	696,453,893	253,507	-	696,707,400
Total Common Stock	$1,030,848,656	$253,507	$-	$1,031,102,163

Partnerships
Energy	$56,537,056	$-	$-	$56,537,056
Total Partnerships	$56,537,056	$-	$-	$56,537,056

Short-Term Investments
Money Market Funds	$14,919,412	$-	$-	$14,919,412
Total Short-Term Investments	$14,919,412	$-	$-	$14,919,412

Total Investments in Securities	$1,102,305,124	$253,507	$-	$1,102,558,631

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 60.01%
Consumer Discretionary - 6.55%
CarMax, Inc. (a)	182,009	$8,925,721	2.84%
Carnival Corp.	160,020	5,925,541	1.88%
Lowes Companies, Inc.	129,426	5,769,811	1.83%
		20,621,073	6.55%

Consumer Staples - 11.56%
Altria Group, Inc.	153,499	5,381,675	1.71%
Brown-Forman Corp., Class B	29,146	2,113,376	0.67%
Energizer Holdings, Inc.	60,252	6,133,654	1.95%
Lorillard, Inc.	66,976	2,848,489	0.90%
Philip Morris International, Inc.	35,393	3,156,348	1.00%
Reynolds American, Inc.	87,891	4,344,452	1.38%
The Coca-Cola Co.	122,511	4,910,241	1.56%
The Hershey Co.	25,458	2,415,200	0.77%
Wal-Mart Stores, Inc.	65,422	5,098,991	1.62%
		36,402,426	11.56%
Energy - 4.01%
Chevron Corp.	57,641	7,256,426	2.31%
ConocoPhillips	82,728	5,365,738	1.70%
		12,622,164	4.01%
Financials - 10.29%
Berkshire Hathaway, Inc., Class B (a)	61,819	7,162,968	2.27%
Blackrock, Inc.	24,948	7,034,338	2.23%
Eaton Vance Corp.	185,020	7,487,759	2.38%
Wells Fargo & Co.	185,143	8,053,721	2.56%
White Mountains Insurance Group Ltd. (b)	4,471	2,673,658	0.85%
		32,412,444	10.29%
Health Care - 3.72%
Bristol-Myers Squibb Co.	181,218	7,835,866	2.48%
Pfizer, Inc.	133,405	3,899,428	1.24%
		11,735,294	3.72%
Industrials - 3.25%
FedEx Corp.	33,918	3,595,308	1.14%
General Dynamics Corp.	77,860	6,644,572	2.11%
		10,239,880	3.25%
Information Technology - 10.42%
Cisco Systems, Inc.	209,746	5,359,010	1.70%
Corning, Inc.	346,147	5,257,973	1.67%
EMC Corp.	226,353	5,919,131	1.88%
Intel Corp.	205,569	4,789,758	1.52%
International Business Machines Corp.	18,285	3,566,306	1.14%
Microsoft Corp.	89,363	2,844,424	0.90%
Visa, Inc., Class A	28,669	5,074,700	1.61%
		32,811,302	10.42%
Materials - 6.04%
Albemarle Corp.	109,835	6,810,868	2.16%
MeadWestvaco Corp.	108,121	3,995,071	1.27%
NewMarket Corp.	30,130	8,212,233	2.61%
		19,018,172	6.04%
Telecommunication Services - 2.06%
Verizon Communications, Inc.	131,318	6,497,615	2.06%

Utilities - 2.11%
Dominion Resources, Inc.	112,271	6,658,793	2.11%
TOTAL COMMON STOCKS (Cost $149,315,887)		189,019,163	60.01%

PREFERRED STOCKS - 0.02%
Financials - 0.02%
Fannie Mae Preferred (a)	10,600	53,424	0.02%
TOTAL PREFERRED STOCKS (Cost $265,000)		53,424	0.02%

REITS - 0.10%
Financials - 0.10%
Apollo Commercial Real Estate Finance, Inc.	19,000	304,570	0.10%
TOTAL REITS (Cost $325,454)		304,570	0.10%

CORPORATE BONDS - 18.35%
Consumer Discretionary - 1.06%
Amazon Com, Inc.
0.650%, 11/27/2015	800,000	798,646	0.25%
Comcast Corp.
4.950%, 06/15/2016	600,000	665,946	0.21%
Ford Motor Credit Co. LLC
3.000%, 06/12/2017	750,000	761,571	0.24%
Starbucks Corp.
6.250%, 08/15/2017	300,000	348,897	0.11%
The Home Depot, Inc.
5.400%, 03/01/2016	700,000	779,521	0.25%
		3,354,581	1.06%
Consumer Staples - 0.52%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	150,000	190,320	0.06%
CVS Caremark Corp.
4.750%, 05/18/2020	400,000	438,855	0.14%
5.750%, 06/01/2017	600,000	692,765	0.22%
Wal-Mart Stores, Inc.
5.000%, 10/25/2040	300,000	322,902	0.10%
		1,644,842	0.52%
Financials - 10.60%
Aflac, Inc.
8.500%, 05/15/2019	650,000	847,703	0.27%
American Express Co.
6.150%, 08/28/2017	800,000	926,029	0.29%
American Express Credit Corp.
2.750%, 09/15/2015	1,150,000	1,194,781	0.38%
American International Group, Inc.
5.850%, 01/16/2018	575,000	655,817	0.21%
4.875%, 06/01/2022	600,000	653,648	0.21%
Associated Banc-Corp
5.125%, 03/28/2016	700,000	753,114	0.24%
Associates Corporation of North America
6.950%, 11/01/2018	300,000	355,656	0.11%
Bank New York Mellon Corp.
1.969%, 06/20/2017	500,000	502,468	0.16%
Bank of Montreal - ADR (b)
2.500%, 01/11/2017	400,000	412,029	0.13%
Capital One Financial Corp.
4.750%, 07/15/2021	1,000,000	1,066,840	0.34%
Citigroup, Inc.
6.125%, 11/21/2017	1,455,000	1,667,405	0.53%
Credit Suisse USA, Inc.
5.125%, 08/15/2015	975,000	1,055,041	0.33%
Discover Financial Services
5.200%, 04/27/2022	900,000	945,772	0.30%
Fifth Third Bancorp
3.625%, 01/25/2016	700,000	739,633	0.23%
First Niagara Financial Group, Inc.
6.750%, 03/19/2020	590,000	685,094	0.22%
General Electric Capital Corp.
1.625%, 04/02/2018	500,000	490,683	0.16%
General Electric Capital Corp.
5.625%, 05/01/2018	1,050,000	1,208,089	0.38%
5.000%, 01/08/2016	500,000	546,272	0.17%
Genworth Financial, Inc.
6.515%, 05/22/2018	500,000	567,517	0.18%
HSBC Finance Corp.
2.375%, 02/13/2015	1,000,000	1,024,489	0.33%
5.000%, 06/30/2015	1,200,000	1,284,013	0.41%
JPMorgan Chase & Co.
5.125%, 09/15/2014	650,000	679,665	0.22%
KeyCorp
3.750%, 08/13/2015	900,000	950,095	0.30%
5.100%, 03/24/2021	450,000	500,146	0.16%
Lazard Group
6.850%, 06/15/2017	320,000	358,185	0.11%
Lincoln National Corp.
6.250%, 02/15/2020	780,000	910,724	0.29%
Manulife Financial Corp. - ADR (b)
3.400%, 09/17/2015	300,000	314,692	0.10%
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	455,000	534,557	0.17%
Merrill Lynch & Company, Inc., Series MTNC
0.728%, 01/15/2015	250,000	249,486	0.08%

MetLife, Inc., Series A
6.817%, 08/15/2018	100,000	122,201	0.04%
Morgan Stanley
5.375%, 10/15/2015	500,000	539,696	0.17%
5.750%, 01/25/2021	250,000	278,556	0.09%
6.625%, 04/01/2018	250,000	288,548	0.09%
Northern Trust Corp.
3.375%, 08/23/2021	500,000	506,221	0.16%
Prudential Financial, Inc.
5.500%, 03/15/2016	310,000	343,564	0.11%
Prudential Financial, Inc., Series MTNB
5.100%, 09/20/2014	285,000	298,748	0.09%
Qwest Capital Funding, Inc.
6.500%, 11/15/2018	700,000	770,000	0.24%
Raymond James Financial, Inc.
5.625%, 04/01/2024	700,000	731,729	0.23%
Simon Property Group, Inc.
6.100%, 05/01/2016	1,010,000	1,135,228	0.36%
St. Paul Travelers, Inc.
5.500%, 12/01/2015	275,000	304,649	0.10%
SunTrust Banks, Inc.
3.600%, 04/15/2016	250,000	265,374	0.08%
6.000%, 09/11/2017	250,000	287,296	0.09%
The Bear Stearns Companies, Inc.
6.400%, 10/02/2017	1,350,000	1,564,402	0.50%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,211,995	0.39%
5.350%, 01/15/2016	500,000	544,383	0.17%
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	300,000	331,935	0.11%
The Royal Bank of Scotland PLC - ADR (b)
4.375%, 03/16/2016	400,000	426,700	0.14%
Wachovia Corp.
5.250%, 08/01/2014	300,000	312,989	0.10%
Westpac Banking Corp. - ADR (b)
4.200%, 02/27/2015	500,000	527,144	0.17%
4.875%, 11/19/2019	450,000	504,414	0.16%
		33,375,415	10.60%
Health Care - 1.09%
Agilent Technologies, Inc.
5.000%, 07/15/2020	650,000	698,185	0.22%
GlaxoSmithKline Capital, Inc. - ADR (b)
1.500%, 05/08/2017	500,000	500,065	0.16%
2.850%, 05/08/2022	1,000,000	972,803	0.31%
Merck and Co., Inc.
6.000%, 09/15/2017	850,000	992,080	0.31%
UnitedHealth Group, Inc.
5.375%, 03/15/2016	250,000	277,496	0.09%
		3,440,629	1.09%
Industrials - 0.33%
John Deere Capital Corp.
1.850%, 09/15/2016	1,000,000	1,022,854	0.33%

Information Technology - 1.76%
Altera Corp.
1.750%, 05/15/2017	1,000,000	991,433	0.32%
Applied Materials, Inc.
4.300%, 06/15/2021	300,000	318,089	0.10%
Corning, Inc.
6.850%, 03/01/2029	275,000	324,317	0.10%
eBay, Inc.
3.250%, 10/15/2020	1,000,000	1,016,299	0.32%
Intel Corp.
3.300%, 10/01/2021	250,000	252,164	0.08%
Juniper Networks, Inc.
4.600%, 03/15/2021	1,000,000	1,020,018	0.32%

KLA-Tencor Corp.
6.900%, 05/01/2018	650,000	764,427	0.24%
Symantec Corp.
3.950%, 06/15/2022	500,000	493,785	0.16%
4.200%, 09/15/2020	350,000	360,439	0.12%
		5,540,971	1.76%
Materials - 1.29%
Alcoa, Inc.
6.150%, 08/15/2020	625,000	647,730	0.21%
AngloGold Ashanti Holdings PLC - ADR (b)
5.125%, 08/01/2022	1,000,000	797,907	0.25%
El du Pont de Nemours & Co.
4.750%, 03/15/2015	315,000	335,906	0.11%
Goldcorp Inc. - ADR (b)
2.125%, 03/15/2018	750,000	715,486	0.23%
International Paper Co.
9.375%, 05/15/2019	250,000	331,038	0.11%
Rio Tinto Finance USA PLC - ADR (b)
2.000%, 03/22/2017	640,000	642,314	0.20%
The Dow Chemical Co.
4.250%, 11/15/2020	550,000	583,782	0.18%
		4,054,163	1.29%
Telecommunication Services - 1.60%
AT&T, Inc.
5.800%, 02/15/2019	300,000	350,877	0.11%
2.950%, 05/15/2016	775,000	813,662	0.26%
3.000%, 02/15/2022	250,000	240,702	0.08%
5.350%, 09/01/2040	200,000	203,160	0.06%
CenturyLink, Inc.
5.150%, 06/15/2017	400,000	427,000	0.14%
Verizon Communications, Inc.
0.700%, 11/02/2015	800,000	799,042	0.25%
6.350%, 04/01/2019	600,000	714,256	0.23%
8.750%, 11/01/2018	292,000	382,142	0.12%
Vodafone Group PLC - ADR (b)
5.750%, 03/15/2016	1,000,000	1,112,755	0.35%
		5,043,596	1.60%
Utilities - 0.10%
Sempra Energy
6.500%, 06/01/2016	275,000	314,737	0.10%
TOTAL CORPORATE BONDS (Cost $56,812,245)		57,791,788	18.35%

MORTGAGE BACKED SECURITIES - 4.09%
Federal Home Loan Mortgage Corp.
3.000%, 05/01/2042	4,529,245	4,383,231	1.39%
3.000%, 09/01/2042	2,878,159	2,785,373	0.88%
5.000%, 05/01/2020	167,217	180,094	0.06%
5.500%, 04/01/2037	301,492	334,393	0.11%
Federal National Mortgage Association
2.400%, 11/07/2024	1,000,000	924,681	0.29%
3.500%, 01/01/2042	980,494	989,601	0.31%
4.000%, 12/01/2041	1,332,114	1,384,806	0.44%
4.000%, 10/01/2041	1,373,575	1,427,907	0.45%
4.500%, 08/01/2020	169,455	180,813	0.06%
6.000%, 10/01/2037	278,336	305,328	0.10%
TOTAL MORTGAGE BACKED SECURITIES (Cost $13,394,285)		12,896,227	4.09%

US GOVERNMENT AGENCY ISSUE - 0.68%
Federal Home Loan Banks
1.000%, 06/27/2023	1,500,000	1,463,883	0.47%
5.750%, 06/15/2037	600,000	672,251	0.21%
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,199,030)		2,136,134	0.68%

U.S. TREASURY OBLIGATIONS - 11.44%
U.S. Treasury Bonds - 0.15%
U.S. Treasury Inflation Index Bond
0.125%, 07/15/2022	25,324	25,024	0.01%
United States Treasury Bond
3.125%, 02/15/2042	500,000	456,054	0.14%
TOTAL U.S. TREASURY BONDS (Cost $570,618)		481,078	0.15%

U.S. Treasury Notes - 11.29%
2.250%, 05/31/2014	4,950,000	5,037,011	1.61%
2.375%, 03/31/2016	6,555,000	6,882,239	2.18%
3.875%, 05/15/2018	2,300,000	2,576,090	0.82%
4.125%, 05/15/2015	19,700,000	21,048,228	6.68%
TOTAL U.S. TREASURY NOTES (Cost $35,530,809)		35,543,568	11.29%
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,101,427)		36,024,646	11.44%

EXCHANGE TRADED FUNDS - 2.70%
iShares iBoxx $High Yield Corporation Bond Fund	30,500	2,835,890	0.90%
PowerShares Senior Loan Portfolio	75,000	1,871,250	0.59%
SPDR Barclays Capital High Yield Bond	70,000	2,818,200	0.89%
SPDR Barclays Short Term High Yield	32,500	994,825	0.32%
TOTAL EXCHANGE TRADED FUNDS (Cost $8,543,675)		8,520,165	2.70%

MUTUAL FUNDS - 0.21%
Calamos Convertible Opportunity and Income Fund	26,000	331,240	0.10%
NGP Capital Resources Co.	8,000	52,640	0.02%
PennantPark Investment Corp.	19,000	221,350	0.07%
Wells Fargo Advantage Income Opportunities Fund	8,000	73,200	0.02%
TOTAL MUTUAL FUNDS (Cost $682,661)		678,430	0.21%

MONEY MARKET FUNDS - 1.84%
Money Market Funds - 1.84%
Fidelity Government Portfolio - Institutional Class
0.01% (c)	5,800,223	5,800,223	1.84%
TOTAL MONEY MARKET FUNDS (Cost $5,800,223)		5,800,223	1.84%
TOTAL SHORT-TERM INVESTMENTS (Cost $5,800,223)		5,800,223	1.84%

Total Investments (Cost $273,439,887) - 99.44%		313,224,770	99.44%
Other Assets in Excess of Liabilities - 0.56%		1,765,703	0.56%
TOTAL NET ASSETS - 100.00%		$314,990,473	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$273,506,710
Gross unrealized appreciation	42,254,009
Gross unrealized depreciation	(2,535,949)
Net unrealized appreciation	$39,718,060

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$20,621,073	$-	$-	$20,621,073
Consumer Staples	36,402,426	-	-	36,402,426
Energy	12,622,164	-	-	12,622,164
Financials	32,412,444	-	-	32,412,444
Health Care	11,735,294	-	-	11,735,294
Industrials	10,239,880	-	-	10,239,880
Information Technology	32,811,302	-	-	32,811,302
Materials	19,018,172	-	-	19,018,172
Telecommunication Services	6,497,615	-	-	6,497,615
Utilities	6,658,793			6,658,793
Total Common Stock	$189,019,163	$-	$-	$189,019,163

Preferred Stock	$53,424	$-	$-	$53,424

REITS
Financials	$304,570	$-	$-	$304,570

Corporate Bonds
Consumer Discretionary	$-	$3,354,581	$-	$3,354,581
Consumer Staples	-	1,644,842	-	1,644,842
Financials	-	33,375,415	-	33,375,415
Health Care	-	3,440,629	-	3,440,629
Industrials	-	1,022,854	-	1,022,854
Information Technology	-	5,540,971	-	5,540,971
Materials	-	4,054,163	-	4,054,163
Telecommunication Services	-	5,043,596	-	5,043,596
Utilities	-	314,737	-	314,737
Total Corporate Bonds	$-	$57,791,788	$-	$57,791,788

Mortgage Backed Securities	$-	$12,896,227	$-	$12,896,227

U.S. Government Agency Issues	$-	$2,136,134	$-	$2,136,134

U.S. Treasury Obligations
U.S. Treasury Bonds	$-	$481,078	$-	$481,078
U.S. Treasury Notes	-	35,543,568	-	35,543,568
Total U.S. Treasury Obligations	$-	$36,024,646	$-	$36,024,646

Exchange Traded Funds	$8,520,165	$-	$-	$8,520,165

Mutual Funds	$678,430	$-	$-	$678,430

Short-Term Investments
Money Market Funds	$5,800,223	$-	$-	$5,800,223
Total Short-Term Investments	$5,800,223	$-	$-	$5,800,223

Total Investments in Securities	$204,375,975	$108,848,795	$-	$313,224,770

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Hennessy Core Bond Fund
Schedule of Investments
July 31, 2013 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
PREFERRED STOCKS - 0.58%
Financials - 0.58%
Fannie Mae Preferred (a)	7,900	$39,816	0.58%
TOTAL PREFERRED STOCKS (Cost $197,500)		39,816	0.58%

REITS - 1.39%
Financials - 1.39%
Apollo Commercial Real Estate Finance, Inc.	6,000	96,180	1.39%
TOTAL REITS (Cost $100,716)		96,180	1.39%

CORPORATE BONDS - 67.70%
Consumer Discretionary - 11.22%
Ford Motor Credit Co. LLC
3.000%, 06/12/2017	350,000	355,400	5.13%
Royal Caribbean Cruises Ltd. - ADR (b)
7.500%, 10/15/2027	75,000	82,312	1.19%
YUM! Brands, Inc.
5.300%, 09/15/2019	300,000	338,860	4.90%
		776,572	11.22%
Financials - 41.86%
American International Group, Inc.
5.850%, 01/16/2018	350,000	399,193	5.77%
Associated Banc-Corp
5.125%, 03/28/2016	250,000	268,969	3.89%
Associates Corporation of North America
6.950%, 11/01/2018	250,000	296,380	4.28%
Citigroup, Inc.
6.125%, 11/21/2017	110,000	126,058	1.82%
Discover Financial Services
5.200%, 04/27/2022	175,000	183,900	2.66%
Lazard Group
6.850%, 06/15/2017	300,000	335,799	4.85%
Manulife Financial Corp. - ADR (b)
3.400%, 09/17/2015	300,000	314,692	4.55%
Prudential Financial, Inc.
5.500%, 03/15/2016	288,000	319,182	4.61%
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	300,000	331,935	4.80%
The Royal Bank of Scotland PLC - ADR (b)
4.375%, 03/16/2016	300,000	320,026	4.63%
		2,896,134	41.86%
Health Care - 3.88%
Agilent Technologies, Inc.
5.000%, 07/15/2020	250,000	268,533	3.88%

Information Technology - 2.21%
KLA-Tencor Corp.
6.900%, 05/01/2018	130,000	152,885	2.21%

Materials - 4.39%
El du Pont de Nemours & Co.
4.750%, 03/15/2015	285,000	303,915	4.39%

Utilities - 4.14%
Sempra Energy
6.500%, 06/01/2016	250,000	286,124	4.14%
TOTAL CORPORATE BONDS (Cost $4,389,746)		4,684,163	67.70%

MORTGAGE BACKED SECURITIES - 7.57%
U.S. Government Agency Issues - 7.57%
Federal National Mortgage Association
3.000%, 08/01/2042	539,592	523,793	7.57%
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $556,327)		523,793	7.57%
TOTAL MORTGAGE BACKED SECURITIES (Cost $556,327)		523,793	7.57%

U.S. TREASURY OBLIGATIONS - 6.78%
U.S. Treasury Notes - 6.59%
2.000%, 02/15/2023	75,000	71,505	1.03%
4.125%, 05/15/2015	360,000	384,637	5.56%
TOTAL U.S. TREASURY NOTES (Cost $455,708)		456,142	6.59%

U.S. Treasury Bonds - 0.19%
6.250%, 08/15/2023	10,000	13,283	0.19%
TOTAL U.S. TREASURY BONDS (Cost $14,125)		13,283	0.19%
TOTAL U.S. TREASURY OBLIGATIONS (Cost $469,833)		469,425	6.78%

EXCHANGE TRADED FUNDS - 14.02%
iShares iBoxx $High Yield Corporation Bond Fund	3,900	362,622	5.24%
iShares S&P U.S. Preferred Stock Index Fund	3,500	136,185	1.97%
PowerShares Senior Loan Portfolio	10,000	249,500	3.61%
SPDR Barclays Capital High Yield Bond	5,500	221,430	3.20%
TOTAL EXCHANGE TRADED FUNDS (Cost $975,651)		969,737	14.02%

TOTAL SHORT-TERM INVESTMENTS - 1.35%
Money Market Funds - 1.35%
Fidelity Government Portfolio - Institutional Class
0.01% (c)	93,617	93,617	1.35%
TOTAL MONEY MARKET FUNDS (Cost $93,617)		93,617	1.35%
TOTAL SHORT-TERM INVESTMENTS (Cost $93,617)		93,617	1.35%

Total Investments (Cost $6,783,390) - 99.39%		6,876,731	99.39%
Other Assets in Excess of Liabilities - 0.61%		42,189	0.61%
TOTAL NET ASSETS - 100.00%		$6,918,920	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary ReceiptADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Cost of investments	$6,794,097
Gross unrealized appreciation	301,812
Gross unrealized depreciation	(219,178)
Net unrealized appreciation	$82,634

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of July 31, 2013, were as follows:

	Level 1	Level 2	Level 3	Total

Preferred Stock	$39,816	$-	$-	$39,816

REITS
Financials	$96,180	$-	$-	$96,180

Corporate Bonds
Consumer Discretionary	$-	$776,572	$-	$776,572
Financials	-	2,896,134	-	2,896,134
Health Care	-	268,533	-	268,533
Information Technology	-	152,885	-	152,885
Materials	-	303,915	-	303,915
Utilities	-	286,124	-	286,124
Total Corporate Bonds	$-	$4,684,163	$-	$4,684,163

Mortgage Backed Securities	$-	$523,793	$-	$523,793

U.S. Treasury Obligations
U.S. Treasury Bonds	$-	$13,283	$-	$13,283
U.S. Treasury Notes	-	456,142	-	456,142
Total U.S. Treasury Obligations	$-	$469,425	$-	$469,425

Exchange Traded Funds	$969,737	$-	$-	$969,737

Short-Term Investments
Money Market Funds	$93,617	$-	$-	$93,617
Total Short-Term Investments	$93,617	$-	$-	$93,617

Total Investments in Securities	$1,199,350	$5,677,381	$-	$6,876,731

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2013, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title) /s/ Neil J. Hennessy
                                            Neil J. Hennessy, Chief Executive Officer

Date  September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Neil J. Hennessy
                                              Neil J. Hennessy, Chief Executive Officer

Date  September 27, 2013

By (Signature and Title)* /s/ Teresa M. Nilsen
                                             Teresa M. Nilsen, Principal Financial Officer

Date  September 27, 2013